Related party transactions - The Parent (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Cost allocation in related party transaction	$ 1,300		$ 7,000	$ 6,600
Loans from the Parent			$ 5,756
CGI
Related party transactions
Loans from the Parent	$ 5,900
Interest (in percent)		8.00%